Supplement dated March 6, 2019
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2018	3/1/2019
Timothy Doubek, portfolio manager of the Fund, is on a medical leave of absence from Columbia Management Investment Advisers, LLC, and is currently anticipated to return in mid-April 2019. Tom Murphy will continue to serve as portfolio manager of the Fund.
Shareholders should retain this Supplement for future reference.
SUP136_04_002_(03/19)